Segment information (Details 2) (CHF) In Millions, unless otherwise specified					6 Months Ended							6 Months Ended							6 Months Ended							6 Months Ended							6 Months Ended							6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change Private Banking	Jun. 30, 2011 YoY Percent Change Private Banking	Jun. 30, 2011 Ytd Percent Change Private Banking	Jun. 30, 2011 Private Banking	Mar. 31, 2011 Private Banking	Dec. 31, 2010 Private Banking	Jun. 30, 2010 Private Banking	Jun. 30, 2011 QoQ Percent Change Investment Banking	Jun. 30, 2011 YoY Percent Change Investment Banking	Jun. 30, 2011 Ytd Percent Change Investment Banking	Jun. 30, 2011 Investment Banking	Mar. 31, 2011 Investment Banking	Dec. 31, 2010 Investment Banking	Jun. 30, 2010 Investment Banking	Jun. 30, 2011 QoQ Percent Change Asset Management	Jun. 30, 2011 YoY Percent Change Asset Management	Jun. 30, 2011 Ytd Percent Change Asset Management	Jun. 30, 2011 Asset Management	Mar. 31, 2011 Asset Management	Dec. 31, 2010 Asset Management	Jun. 30, 2010 Asset Management	Jun. 30, 2011 QoQ Percent Change Corporate Center	Jun. 30, 2011 YoY Percent Change Corporate Center	Jun. 30, 2011 Ytd Percent Change Corporate Center	Jun. 30, 2011 Corporate Center	Mar. 31, 2011 Corporate Center	Dec. 31, 2010 Corporate Center	Jun. 30, 2010 Corporate Center	Jun. 30, 2011 QoQ Percent Change Noncontrolling interests without significant economic interest	Jun. 30, 2011 YoY Percent Change Noncontrolling interests without significant economic interest	Jun. 30, 2011 Ytd Percent Change Noncontrolling interests without significant economic interest	Jun. 30, 2011 Noncontrolling interests without significant economic interest	Mar. 31, 2011 Noncontrolling interests without significant economic interest	Dec. 31, 2010 Noncontrolling interests without significant economic interest	Jun. 30, 2010 Noncontrolling interests without significant economic interest	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 YoY Percent Change	Jun. 30, 2011 Ytd Percent Change
Segment Reporting Information
Total assets	976,923	1,016,468	1,032,005	1,137,948				335,098	341,581	337,496	351,009				741,067	779,218	803,613	905,208				27,813	28,275	27,986	28,519				(133,347)	(138,996)	(143,945)	(156,232)				6,292	6,390	6,855	9,444
Total assets, % Change (as a percent)					(2.00%)	(5.00%)	(1.00%)					(5.00%)	(18.00%)	(8.00%)					(2.00%)	(2.00%)	(1.00%)					(4.00%)	(15.00%)	(7.00%)					(2.00%)	(33.00%)	(8.00%)					(4.00%)	(14.00%)	(5.00%)